Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses
Research and development	$ 2,541,722	$ 1,115,063	$ 2,319,830
General and administrative	3,450,193	3,172,565	2,727,098
Loss before other items	(5,991,915)	(4,287,628)	(5,046,928)
Other items:
Change in fair value of warrants denominated in a foreign currency	0	0	3,633
Foreign exchange gain (loss)	(29,190)	16,334	(15,452)
Interest income	6,775	0	14,733
Net and comprehensive loss	$ (6,014,330)	$ (4,271,294)	$ (5,044,014)
Basic and diluted loss per share	$ (0.32)	$ (0.54)	$ (0.89)
Weighted average shares outstanding	18,680,021	7,952,312	5,687,544